Significant Accounting Policies (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue recognized:	$ 77,786
At a point of time [Member]
Revenue recognized:	25,243
Over a period of time [Member]
Revenue recognized:	52,543
Cellocator segment [Member]
Revenue recognized:	24,764
Cellocator segment [Member] | At a point of time [Member]
Revenue recognized:	22,137
Cellocator segment [Member] | Over a period of time [Member]
Revenue recognized:	1,627
MRM segment [Member]
Revenue recognized:	62,402
MRM segment [Member] | At a point of time [Member]
Revenue recognized:	10,733
MRM segment [Member] | Over a period of time [Member]
Revenue recognized:	51,669
Elimination [Member]
Revenue recognized:	(8,380)
Elimination [Member] | At a point of time [Member]
Revenue recognized:	(7,627)
Elimination [Member] | Over a period of time [Member]
Revenue recognized:	$ (753)